UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2018

Date of reporting period:	06/30/2018

Item 1 – Reports to Stockholders

PGIM SHORT-TERM CORPORATE BOND FUND

(Formerly known as Prudential Short-Term Corporate Bond Fund, Inc.)

SEMIANNUAL REPORT

JUNE 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short-Term Corporate Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short-Term Corporate Bond Fund

August 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Short-Term Corporate Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 6/30/18 (without sales charges)	Average Annual Total Returns as of 6/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.69	–3.59	0.87	2.82	—
Class B	–1.41	–4.51	0.69	2.34	—
Class C	–1.04	–2.13	0.78	2.44	—
Class R	–0.85	–0.76	1.27	2.89	—
Class Z	–0.64	–0.18	1.78	3.41	—
Class R2	–0.83	N/A	N/A	N/A	–0.81* (12/27/17)
Class R4	–0.69	N/A	N/A	N/A	–0.66* (12/27/17)
Class R6**	–0.59	–0.07	1.91	N/A	1.93 (3/2/12)
Bloomberg Barclays 1–5 Year US Credit Index
	–0.44	0.12	1.83	3.32	—
Lipper Short/Intermediate Investment-Grade Debt Funds Average
	–0.47	–0.05	1.30	2.84	—

*Not annualized

**Formerly known as Class Q shares.

Source: PGIM Investments LLC and Lipper, Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	0.50% on sales of $1 million or more made within 18 months of purchase	3.00% (Yr. 1) 2.00% (Yr. 2) 1.00% (Yr. 3) 1.00% (Yr. 4) 0.00% (Yr. 5)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays 1–5 Year US Credit Index—The Bloomberg Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.91%.

Lipper Short/Intermediate Investment-Grade Debt Funds Average—The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds universe for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted

PGIM Short-Term Corporate Bond Fund	7

Your Fund’s Performance (continued)

average maturities of one to five years. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.40%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 6/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	2.59	2.59
Class B	0.07	1.26	1.26
Class C	0.10	1.98	1.98
Class R	0.12	2.34	2.09
Class Z	0.15	2.94	2.94
Class R2	0.13	2.56	–120.12
Class R4	0.14	2.81	–117.26
Class R6***	0.15	3.04	3.04

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

Credit Quality expressed as a percentage of total investments as of 6/30/18 (%)
AAA	12.4
AA	7.0
A	33.5
BBB	44.3
BB	1.8
B	0.1
Cash/Cash Equivalents	0.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short-Term Corporate Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$993.10	0.79%	$3.90
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
Class B	Actual	$1,000.00	$985.90	2.03%	$10.00
	Hypothetical	$1,000.00	$1,014.73	2.03%	$10.14
Class C	Actual	$1,000.00	$989.60	1.50%	$7.40
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$991.50	1.12%	$5.53
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Class Z	Actual	$1,000.00	$993.60	0.53%	$2.62
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Class R2	Actual	$1,000.00	$991.70	0.92%	$4.54
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Class R4	Actual	$1,000.00	$993.10	0.67%	$3.31
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class R6**	Actual	$1,000.00	$994.10	0.43%	$2.13
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of June 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.2%

ASSET-BACKED SECURITIES 9.0%

Collateralized Loan Obligations
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838	%(c)	10/15/28	20,000	$20,030,296
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.592	(c)	10/13/30	5,000	5,016,196
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628	(c)	07/15/29	20,000	20,057,384
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/16/29	40,000	40,098,192
Series 2018-11A, Class A1L, 144A	—	(p)	07/26/31	10,000	10,000,000
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	3.938	(c)	10/15/28	10,000	10,057,200
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	07/15/29	34,100	34,188,571
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/30	15,000	15,021,294
CIFC Funding Ltd. (Cayman Islands), Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/24/30	14,000	14,059,349
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	10/15/29	10,000	10,016,737
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.238	(c)	04/15/27	10,000	9,998,498
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A, 3 Month LIBOR + 1.400%	3.748	(c)	07/15/26	10,000	10,000,046
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642	(c)	10/23/29	40,000	40,014,172
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.859	(c)	07/20/27	45,000	44,992,170
KVK CLO Ltd. (Cayman Islands), Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	(c)	07/15/26	32,000	31,995,578

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	%(c)	04/25/31	10,000	$9,962,808
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681	(c)	04/21/31	30,000	30,000,000
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036	(c)	02/20/31	15,000	14,999,918
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.109	(c)	04/20/28	20,000	20,000,000
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.589	(c)	10/12/30	45,000	45,145,116
Ocean Trails CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%	3.255	(c)	08/13/25	30,042	30,044,137
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/15/30	40,000	40,095,380
OZLM Funding Ltd. (Cayman Islands), Series 2012-02A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.799	(c)	10/30/27	25,000	25,059,412
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/30/30	35,000	35,031,762
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.362	(c)	07/16/31	25,000	25,000,000
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558	(c)	10/15/30	15,000	15,041,144
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.845	(c)	12/20/28	20,000	20,055,630
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.603	(c)	10/17/30	35,000	35,113,802
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.599	(c)	07/20/30	20,000	20,051,014
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.432	(c)	01/26/31	10,000	9,978,097

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Telos CLO (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.653	%(c)	07/17/26	20,000	$20,008,232
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	07/15/29	40,000	40,082,804
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.060	(c)	10/25/28	10,000	10,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009	(c)	10/20/28	20,000	20,044,234
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/20/29	40,000	40,050,348
West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.275	(c)	07/18/26	45,000	44,939,227
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638	(c)	04/15/30	25,000	25,193,730

TOTAL ASSET-BACKED SECURITIES (cost $889,832,110)					891,442,478

BANK LOANS(c) 0.4%

Electric 0.1%
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750%	3.850		12/31/19	7,406	7,393,022

Technology 0.3%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.600		12/31/18	13,477	13,459,543
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 1.750%	3.840		06/02/20	18,500	18,401,340

					31,860,883

TOTAL BANK LOANS (cost $39,247,338)					39,253,905

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A3	3.061		02/10/48	12,750	12,601,233
Series 2016-C02, Class A2	1.846		08/10/49	15,097	14,486,307

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801%	10/15/45	1,423	$1,394,707
Series 2014-CR18, Class A3	3.528	07/15/47	7,400	7,425,898
Series 2014-CR19, Class A3	3.530	08/10/47	14,824	14,836,130
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	27,688,395
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	19,957,060
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526	08/10/46	17,475	17,577,108
Series 2014-GC20, Class A3	3.680	04/10/47	3,773	3,788,094
Series 2014-GC22, Class A3	3.516	06/10/47	13,839	13,958,070
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	9,977,045
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,157,479
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435	08/15/47	15,000	14,954,684
Series 2015-C28, Class A2	2.773	10/15/48	19,754	19,669,020
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A3	2.475	12/15/47	3,949	3,944,800
Series 2013-C13, Class A3	3.525	01/15/46	10,000	10,055,189
Series 2013-C16, Class A2	3.070	12/15/46	5,265	5,265,067
Series 2014-C20, Class A3A1	3.472	07/15/47	20,000	20,091,128
Series 2016-JP03, Class A3	2.523	08/15/49	16,726	15,855,413
UBS-Barclays Commercial Mortgage Trust, Series 2012-C04, Class A3	2.533	12/10/45	26,330	26,026,614
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,045,099
Series 2015-LC20, Class A3	3.086	04/15/50	16,633	16,468,235
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,664,274

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $308,517,789)				299,887,049

CORPORATE BONDS 85.7%

Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,147,167
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20	7,090	7,082,295
Gtd. Notes	3.000	05/11/21	20,450	20,384,303
Harris Corp., Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,196,783
L3 Technologies, Inc., Gtd. Notes	3.850	06/15/23	9,460	9,440,329

				51,250,877

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture 1.0%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	9,353	$9,990,737
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	2.764	08/15/22	44,345	42,522,236
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	25,657,800
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,899,965
Gtd. Notes	6.875	05/01/20	13,185	13,991,400

				97,062,138

Airlines 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	07/15/25	2,132	2,126,154
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	28,633	29,510,506
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Through Certificates	6.545	02/02/19	786	795,640
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	41	43,339
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	04/19/22	12,828	13,581,511
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	9,170	9,612,359
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	2,123	2,163,941
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,964	4,319,448
Delta Air Lines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	6.200	07/02/18	1,961	1,961,201
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	6,802	6,865,706
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	899	911,420
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	05/07/20	5,152	5,241,632
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600	12/04/20	12,875	12,595,718
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,406,267

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.625%	03/15/22	15,975	$15,794,718
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,137,074

				121,066,634

Auto Manufacturers 4.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A(a)	1.850	09/15/21	17,495	16,682,898
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	5,275	5,173,567
Gtd. Notes, 144A	2.250	03/02/20	10,125	9,958,343
Gtd. Notes, 144A	2.375	08/01/18	15,000	14,995,965
Gtd. Notes, 144A	3.700	05/04/23	25,000	24,878,363
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	4,868,996
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,374,400
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,559,528
Sr. Unsec’d. Notes	2.551	10/05/18	6,570	6,565,877
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,652,102
Sr. Unsec’d. Notes	3.200	01/15/21	15,548	15,372,872
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	13,899,223
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	33,771,806
Sr. Unsec’d. Notes	5.750	02/01/21	4,160	4,365,027
Sr. Unsec’d. Notes, MTN	2.943	01/08/19	19,740	19,744,738
General Motors Co., Sr. Unsec’d. Notes	3.500	10/02/18	39,500	39,574,821
General Motors Financial Co., Inc.,
Gtd. Notes	3.100	01/15/19	11,500	11,510,811
Gtd. Notes	3.150	01/15/20	14,815	14,788,996
Gtd. Notes	3.150	06/30/22	21,060	20,467,582
Gtd. Notes(a)	3.200	07/06/21	10,175	10,042,611
Gtd. Notes	3.450	01/14/22	7,980	7,865,407
Gtd. Notes(a)	3.700	11/24/20	14,000	14,076,221
Gtd. Notes	3.700	05/09/23	10,025	9,835,077
Gtd. Notes	3.950	04/13/24	20,000	19,572,132
Gtd. Notes	4.375	09/25/21	9,739	9,926,722
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.400	09/15/19	18,145	17,994,984

				400,519,069

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.3%
Aptiv PLC, Gtd. Notes	3.150%		11/19/20	16,465	$16,345,502
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000		04/29/20	5,179	5,216,442
Gtd. Notes, 144A	4.500		04/29/22	6,897	7,021,951

					28,583,895

Banks 23.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125		02/23/23	6,600	6,262,806
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459	(c)	04/12/23	6,200	6,192,393
Sr. Unsec’d. Notes	3.500		04/11/22	13,600	13,265,920
Sr. Unsec’d. Notes	3.848		04/12/23	10,000	9,779,923
Bank of America Corp., Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%	5.989	(c)	12/31/49	3,394	3,408,417
Series V, Jr. Sub. Notes	5.125		12/31/49	15,000	15,112,500
Sr. Unsec’d. Notes(a)	3.004		12/20/23	55,063	53,385,617
Sr. Unsec’d. Notes	3.366		01/23/26	17,585	16,918,816
Sr. Unsec’d. Notes, GMTN(a)	2.625		04/19/21	50,185	49,300,614
Sr. Unsec’d. Notes, MTN	3.124		01/20/23	42,000	41,306,302
Sr. Unsec’d. Notes, Series L, MTN	2.250		04/21/20	5,845	5,764,807
Sr. Unsec’d. Notes, Series L, MTN	2.650		04/01/19	2,435	2,432,415
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050		05/03/21	24,550	23,784,316
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.250		01/12/21	15,835	15,608,164
Sr. Unsec’d. Notes	3.684		01/10/23	42,770	41,592,144
Sr. Unsec’d. Notes, MTN	4.338		05/16/24	15,200	15,012,082
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22	16,826	16,242,571
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23	41,415	40,367,363
BPCE SA (France),
Gtd. Notes, 144A, MTN(a)	3.000		05/22/22	6,390	6,171,839
Gtd. Notes, MTN	2.500		07/15/19	10,000	9,935,120
Sr. Unsec’d. Notes, 144A, MTN(a)	2.750		01/11/23	36,480	34,857,827
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450		04/24/19	12,075	12,036,029
Capital One NA, Sr. Unsec’d. Notes	2.250		09/13/21	38,490	36,890,247

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Capital One NA, (cont’d.)
Sr. Unsec’d. Notes	2.400%	09/05/19	12,135	$12,036,825
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875	02/19/19	10,000	10,027,500
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	19,535	20,121,050
Jr. Sub. Notes, Series R	6.125	12/31/49	6,810	7,107,938
Sr. Unsec’d. Notes(a)	2.350	08/02/21	18,000	17,387,266
Sr. Unsec’d. Notes	2.500	07/29/19	19,810	19,721,132
Sr. Unsec’d. Notes	2.550	04/08/19	13,100	13,077,530
Sr. Unsec’d. Notes	2.700	03/30/21	78,185	76,681,926
Sr. Unsec’d. Notes	2.700	10/27/22	20,000	19,206,460
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	25,195,678
Sr. Unsec’d. Notes	2.876	07/24/23	14,860	14,329,263
Sr. Unsec’d. Notes	3.142	01/24/23	14,051	13,766,012
Sr. Unsec’d. Notes	4.044	06/01/24	8,140	8,184,058
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	3.000	10/29/21	18,996	18,741,833
Sr. Unsec’d. Notes, GMTN	2.300	05/28/19	18,899	18,808,167
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750	03/26/20	20,250	20,028,627
Gtd. Notes	3.125	12/10/20	5,000	4,963,793
Gtd. Notes	3.800	06/09/23	25,000	24,675,658
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,542,895
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	12,915	12,498,810
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	18,551,097
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,439,686
Discover Bank,
Sr. Unsec’d. Notes	3.100	06/04/20	7,862	7,821,589
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	9,462,367
Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	7,620	7,589,948
First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,936,416
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	12/31/49	9,925	10,061,469
Jr. Sub. Notes, Series M	5.375	12/31/49	9,610	9,778,175
Jr. Sub. Notes, Series P	5.000	12/31/49	5,000	4,690,500
Sr. Unsec’d. Notes	2.350	11/15/21	8,210	7,895,483
Sr. Unsec’d. Notes	2.600	04/23/20	16,000	15,849,017

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes(a)	2.875%		02/25/21	38,750	$38,245,951
Sr. Unsec’d. Notes	2.900		07/19/18	16,050	16,053,531
Sr. Unsec’d. Notes(a)	2.908		06/05/23	48,970	47,259,633
Sr. Unsec’d. Notes(a)	3.000		04/26/22	39,760	38,841,573
Sr. Unsec’d. Notes, GMTN	5.375		03/15/20	10,000	10,357,375
Sr. Unsec’d. Notes, GMTN	7.500		02/15/19	29,872	30,697,161
Sr. Unsec’d. Notes, MTN	2.905		07/24/23	25,800	24,849,776
HSBC Bank USA NA, Sub. Notes	4.875		08/24/20	12,865	13,259,403
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650		01/05/22	9,620	9,314,388
Sr. Unsec’d. Notes	3.033		11/22/23	9,470	9,140,804
Sr. Unsec’d. Notes(a)	3.262		03/13/23	33,335	32,652,379
Sr. Unsec’d. Notes	3.950		05/18/24	21,950	21,871,414
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375		01/12/23	31,245	28,720,272
JPMorgan Chase & Co.,
Jr. Sub. Notes	4.625		12/31/49	11,600	10,695,200
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.829	(c)	12/31/49	14,000	14,105,000
Jr. Sub. Notes, Series Q	5.150		12/31/49	10,000	9,850,000
Jr. Sub. Notes, Series V(a)	5.000		12/31/49	20,000	20,100,000
Sr. Unsec’d. Notes	2.250		01/23/20	40,425	39,905,016
Sr. Unsec’d. Notes(a)	2.400		06/07/21	29,670	28,906,363
Sr. Unsec’d. Notes(a)	2.776		04/25/23	25,230	24,458,912
Sr. Unsec’d. Notes	3.559		04/23/24	48,980	48,521,088
Sr. Unsec’d. Notes	4.250		10/15/20	14,475	14,797,757
Sr. Unsec’d. Notes	6.300		04/23/19	45,200	46,471,426
Sub. Notes	3.375		05/01/23	10,000	9,767,030
KeyBank NA, Sr. Unsec’d. Notes	2.500		12/15/19	16,025	15,898,863
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	2.700		08/17/20	7,494	7,405,689
Gtd. Notes	3.300		05/07/21	14,200	14,174,804
Gtd. Notes, 144A, MTN	5.800		01/13/20	36,720	38,109,789
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.907		11/07/23	21,300	20,287,364
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300		01/30/19	6,460	6,446,096
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455		03/02/23	15,000	14,870,977

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%	04/16/19	17,955	$17,899,222
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	12/31/49	17,375	17,603,134
Jr. Sub. Notes, Series J(a)	5.550	12/31/49	4,700	4,844,290
Sr. Unsec’d. Notes	2.650	01/27/20	19,700	19,556,943
Sr. Unsec’d. Notes(a)	3.737	04/24/24	28,920	28,746,475
Sr. Unsec’d. Notes	5.750	01/25/21	20,526	21,701,021
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	2,380	2,366,120
Sr. Unsec’d. Notes, GMTN	2.450	02/01/19	9,430	9,414,012
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	27,991,870
Sr. Unsec’d. Notes, GMTN(a)	3.125	01/23/23	34,357	33,523,295
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	17,365	17,384,689
Sr. Unsec’d. Notes, GMTN	5.500	01/26/20	14,765	15,275,683
Sr. Unsec’d. Notes, GMTN	7.300	05/13/19	21,690	22,482,065
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	20,037,398
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	17,640	17,088,755
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	5,498	5,665,438
MUFG Bank Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	20,200	20,127,109
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625	09/26/18	17,785	17,780,986
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,436,675
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,224,116
Sr. Unsec’d. Notes	4.519	06/25/24	6,800	6,804,874
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,388,227
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	9,910,687
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	03/25/19	44,760	44,608,219
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	2.450	01/10/19	8,680	8,671,246
Gtd. Notes	2.450	01/16/20	7,110	7,028,987
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442	10/19/21	4,330	4,181,271
Sr. Unsec’d. Notes	3.102	01/17/23	38,315	37,437,213
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350	11/01/18	7,695	7,690,738

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
SunTrust Banks, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.700%	01/27/22	13,070	$12,734,307
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	13,630	13,015,433
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375	08/14/19	15,410	15,313,731
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650	02/01/22	28,325	27,288,210
Gtd. Notes, 144A	2.950	09/24/20	7,895	7,811,793
Gtd. Notes, 144A	3.000	04/15/21	5,074	4,996,449
Gtd. Notes, 144A	3.491	05/23/23	12,500	12,220,180
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625	07/22/22	39,790	38,325,082

				2,278,417,377

Beverages 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	2.650	02/01/21	77,630	76,560,052
Gtd. Notes	3.300	02/01/23	7,385	7,323,251
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375	11/26/18	11,400	11,384,373
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	13,435	12,985,483
Gtd. Notes	3.875	11/15/19	10,000	10,104,555
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	4.057	05/25/23	12,410	12,440,262

				130,797,976

Biotechnology 2.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.850	08/19/21	12,785	12,245,482
Sr. Unsec’d. Notes	2.125	05/01/20	13,895	13,659,990
Sr. Unsec’d. Notes	2.200	05/22/19	24,700	24,563,857
Sr. Unsec’d. Notes	2.650	05/11/22	44,355	42,954,508
Baxalta, Inc., Gtd. Notes	2.875	06/23/20	35,210	34,809,283
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	17,408	17,332,252
Celgene Corp.,
Sr. Unsec’d. Notes	2.250	08/15/21	32,040	30,821,742
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	29,135,235

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Celgene Corp., (cont’d.)
Sr. Unsec’d. Notes	2.875%		08/15/20	8,672	$8,605,600
Sr. Unsec’d. Notes	3.625		05/15/24	8,120	7,921,907
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550		09/01/20	9,620	9,504,418

					231,554,274

Building Materials 0.8%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000		06/15/20	11,225	11,138,581
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.825	(c)	12/20/19	17,500	17,528,871
Owens Corning, Gtd. Notes	4.200		12/15/22	25,246	25,307,722
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.941	(c)	06/15/20	12,130	12,113,820
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.950	(c)	03/01/21	16,305	16,331,724

					82,420,718

Chemicals 3.0%
Celanese US Holdings LLC, Gtd. Notes	4.625		11/15/22	8,900	9,084,133
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400		12/01/21	16,305	16,025,310
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A(a)	2.450		05/01/20	16,040	15,849,643
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	44,913	45,784,044
Sr. Unsec’d. Notes	8.550		05/15/19	15,000	15,721,200
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200		05/01/20	11,065	10,906,595
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700		01/15/20	39,675	39,437,760
Sr. Unsec’d. Notes	4.500		01/15/21	449	459,345
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250		10/15/19	7,635	7,625,456
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000		04/15/19	20,995	21,202,577

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV, (cont’d.)
Sr. Unsec’d. Notes	6.000%	11/15/21	19,935	$21,334,678
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	28,770	27,947,134
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	19,816,818
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	22,130	21,443,861
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	20,943,227
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875	06/11/19	7,933	8,288,027

				301,869,808

Commercial Services 1.1%
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	4,215	4,162,291
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	5,885,106
Sr. Unsec’d. Notes	3.950	06/15/23	11,305	11,247,451
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.350	10/15/19	20,835	20,601,082
Gtd. Notes, 144A(a)	2.600	12/01/21	25,000	24,250,232
Gtd. Notes, 144A(a)	2.700	11/01/23	9,035	8,529,209
Gtd. Notes, 144A	2.800	11/01/18	2,050	2,049,654
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,231,707
Total System Services, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,254,414
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	10,637,419

				104,848,565

Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.250	02/23/21	8,870	8,715,702
Sr. Unsec’d. Notes	2.850	05/06/21	5,000	4,988,011
Sr. Unsec’d. Notes(a)	3.000	02/09/24	13,990	13,702,249
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	27,350	27,418,861
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	9,548	9,561,858

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., (cont’d.)
Sr. Unsec’d. Notes	3.600%	10/15/20	2,136	$2,146,149
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	13,195	13,228,527

				79,761,357

Diversified Financial Services 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	7,310	7,353,579
American Express Co., Sr. Unsec’d. Notes	2.500	08/01/22	25,000	23,973,743
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150	11/21/18	3,675	3,668,513
Sr. Unsec’d. Notes	2.300	06/05/19	11,125	11,058,764
Sub. Notes	8.800	07/15/19	7,995	8,445,111
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,408,951
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)	5.250	02/06/12	1,520	46,360
Sr. Unsec’d. Notes(d)	5.625	01/24/13	1,000	30,500
Sr. Unsec’d. Notes(d)	6.000	07/19/12	900	27,450
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19	32,025	32,014,687
Synchrony Financial,
Sr. Unsec’d. Notes	2.600	01/15/19	15,645	15,614,928
Sr. Unsec’d. Notes	2.700	02/03/20	14,715	14,559,848
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,093,522

				137,295,956

Electric 5.7%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750	06/15/23	24,100	24,095,578
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500	09/01/22	12,160	11,668,049
Commonwealth Edison Co., First Mortgage	2.150	01/15/19	5,375	5,362,111
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,167,778
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	12,200	12,021,075

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., (cont’d.)
Jr. Sub. Notes	2.962%	07/01/19	2,810	$2,803,746
Jr. Sub. Notes	4.104	04/01/21	22,500	22,813,875
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	9,606,281
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,306,092
Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,042,431
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	2.150	01/22/19	12,900	12,861,025
Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,113,715
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	1,750	1,731,733
Gtd. Notes	2.700	06/15/21	32,535	31,666,715
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,134,196
Gtd. Notes, 144A	2.875	05/25/22	23,170	22,077,003
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,639,139
Sr. Unsec’d. Notes	5.125	09/15/20	11,128	11,481,858
Eversource Energy, Series K, Sr. Unsec’d. Notes	2.750	03/15/22	2,805	2,735,133
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	23,219	22,950,368
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,800,925
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,575,023
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	26,885,239
Sr. Unsec’d. Notes	5.200	10/01/19	4,994	5,111,328
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	24,227,751
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	12,724,771
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	18,634,496
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,791,217
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	1.649	09/01/18	14,030	13,999,202
Gtd. Notes(a)	2.800	01/15/23	14,510	14,026,679
Gtd. Notes	4.500	06/01/21	20,900	21,469,515
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250	09/15/21	5,290	5,151,855

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes(a)	3.000%		06/15/21	14,230	$14,071,109
Gtd. Notes	3.850		06/01/23	15,435	15,364,237
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.848	(c)	01/15/21	23,740	23,751,939
Sr. Unsec’d. Notes	2.850		11/15/20	22,900	22,577,136
Sr. Unsec’d. Notes	2.900		02/01/23	17,000	16,503,363
Southern California Edison Co., First Mortgage, Series D	3.400		06/01/23	7,500	7,472,980
Southern Co. (The),
Sr. Unsec’d. Notes	2.350		07/01/21	4,505	4,363,833
Sr. Unsec’d. Notes	2.450		09/01/18	7,050	7,045,347
Sr. Unsec’d. Notes	2.750		06/15/20	12,818	12,707,791

					560,533,637

Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125		06/15/21	18,569	18,365,527
Fortive Corp., Sr. Unsec’d. Notes	2.350		06/15/21	7,845	7,603,140
Trimble, Inc., Sr. Unsec’d. Notes	4.150		06/15/23	16,030	15,978,471
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350		08/01/19	3,455	3,437,156

					45,384,294

Food 2.9%
Campbell Soup Co., Sr. Unsec’d. Notes(a)	3.300		03/15/21	7,375	7,344,518
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.893	(c)	04/16/21	26,585	26,624,502
Sr. Unsec’d. Notes(a)	3.700		10/17/23	4,950	4,899,549
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	2.500		03/15/20	14,625	14,471,602
Kraft Heinz Foods Co.,
Gtd. Notes	2.800		07/02/20	38,045	37,772,635
Gtd. Notes	4.000		06/15/23	35,344	35,238,730
Gtd. Notes	6.125		08/23/18	11,431	11,489,297
Kroger Co. (The), Sr. Unsec’d. Notes	2.300		01/15/19	4,125	4,111,181

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Food (cont’d.)
Kroger Co. (The), (cont’d.)
Sr. Unsec’d. Notes	2.800%		08/01/22	7,525	$7,298,521
McCormick & Co., Inc., Sr. Unsec’d. Notes(a)	2.700		08/15/22	23,140	22,333,649
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21	17,430	16,629,239
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650		10/03/21	17,035	16,229,765
Sysco Corp., Gtd. Notes	2.500		07/15/21	6,520	6,366,777
Tyson Foods, Inc.,
Gtd. Notes	2.650		08/15/19	13,580	13,525,562
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.768	(c)	05/30/19	13,200	13,216,900
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.871	(c)	06/02/20	20,000	20,030,919
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A	2.400		10/21/18	23,740	23,723,212
Sr. Unsec’d. Notes, 144A	2.900		10/21/19	2,550	2,543,530

					283,850,088

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20	13,600	14,246,676

Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800		11/15/20	9,700	9,583,847

Hand/Machine Tools 0.3%
Stanley Black & Decker, Inc.,
Sub. Notes	1.622		11/17/18	6,450	6,424,362
Sub. Notes	2.451		11/17/18	22,195	22,166,338

					28,590,700

Healthcare-Products 2.2%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.800		09/15/20	25,260	25,068,834
Sr. Unsec’d. Notes	2.900		11/30/21	31,245	30,753,639
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.675		12/15/19	15,444	15,328,170

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Becton, Dickinson & Co., (cont’d.)
Sr. Unsec’d. Notes	2.894%	06/06/22	45,580	$44,086,502
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,526,087
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,527,871
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	38,610	38,342,047
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,163,961
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,285,370
Sr. Unsec’d. Notes(a)	3.150	04/01/22	20,347	19,974,690

				223,057,171

Healthcare-Services 2.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,092,684
Sr. Unsec’d. Notes	2.750	11/15/22	9,142	8,778,580
Anthem, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/19	23,940	23,739,399
Sr. Unsec’d. Notes	2.300	07/15/18	9,875	9,873,750
Sr. Unsec’d. Notes(a)	2.950	12/01/22	22,580	21,929,693
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,271,437
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,021,204
Catholic Health Initiatives, Unsec’d. Notes	2.600	08/01/18	5,270	5,270,045
Centene Corp., Sr. Unsec’d. Notes(a)	4.750	05/15/22	25,000	25,156,250
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,489,751
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,883,007
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	8,957,415
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,091,085
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,610,978
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,835,241
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500	03/30/20	30,000	29,608,907

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	$8,554,414
Sr. Unsec’d. Notes	2.700	07/15/20	4,800	4,771,335

				200,935,175

Home Builders 0.3%
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,444,000
PulteGroup, Inc., Gtd. Notes(a)	4.250	03/01/21	5,143	5,146,600
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	8,050	8,048,994

				28,639,594

Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,691,337

Household Products/Wares 0.6%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,096,656
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	52,040	49,754,571

				63,851,227

Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19	1,184	1,179,836
Sr. Unsec’d. Notes	2.875	12/01/19	34,655	34,527,383
Sr. Unsec’d. Notes	3.150	04/01/21	11,575	11,467,586
Sr. Unsec’d. Notes	4.000	06/15/22	10,895	10,877,792

				58,052,597

Insurance 2.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300	07/16/19	29,190	29,013,401
Sr. Unsec’d. Notes(a)	3.300	03/01/21	5,994	5,989,765

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.125%	02/15/24	4,640	$4,661,365
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,339,873
AXIS Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	16,253	16,210,677
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	14,800	14,536,628
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	6,300	6,363,674
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,937,700
Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	14,636,744
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550	10/15/18	5,875	5,872,421
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300	04/10/19	40,000	39,866,786
New York Life Global Funding, Sec’d. Notes, 144A, MTN(a)	2.100	01/02/19	20,570	20,515,992
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	23,585	23,492,998
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,374,787
Sr. Sec’d. Notes, 144A, MTN	1.500	04/18/19	3,570	3,535,513
Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,814,105
Unum Group, Sr. Unsec’d. Notes	3.000	05/15/21	6,145	6,050,747
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	642	661,694
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,902,704
WR Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,604,996
Sr. Unsec’d. Notes	7.375	09/15/19	3,960	4,149,268
XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18	9,251	9,213,655

				274,745,493

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Internet 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800%	08/22/24	12,165	$11,721,441

Lodging 0.8%
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	2.300	01/15/22	36,420	34,930,272
Sr. Unsec’d. Notes	3.000	03/01/19	25,350	25,353,030
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,204,029
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	10,766,561
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,692,588

				77,946,480

Media 2.4%
21st Century Fox America, Inc., Gtd. Notes	5.650	08/15/20	7,180	7,533,668
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.579	07/23/20	2,400	2,396,952
Sr. Sec’d. Notes	4.464	07/23/22	49,305	49,910,803
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	3.150	08/15/24	9,000	8,526,308
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	4,698	4,700,349
Discovery Communications LLC,
Gtd. Notes	2.200	09/20/19	12,440	12,303,767
Gtd. Notes, 144A	2.800	06/15/20	500	493,964
Gtd. Notes, 144A	3.500	06/15/22	30,770	30,471,027
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	13,725	13,622,541
NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5,355	5,493,841
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,173,988
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	11,900	11,815,979
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.750	07/01/18	9,162	9,162,000
Sr. Sec’d. Notes	8.250	04/01/19	9,759	10,122,401
Sr. Sec’d. Notes	8.750	02/14/19	10,135	10,473,177
Viacom, Inc., Jr. Sub. Notes(a)	5.875	02/28/57	12,500	11,812,500

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Viacom, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.250%	02/04/22	12,500	$11,707,081
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	4,827,259
Warner Media LLC,
Gtd. Notes	2.100	06/01/19	14,000	13,902,330
Gtd. Notes	3.400	06/15/22	16,320	16,086,689

				241,536,624

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400	05/30/21	1,563	1,616,931
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	10/19/75	2,935	3,067,992
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	10,112	10,097,068

				14,781,991

Office/Business Equipment 0.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625	09/15/20	19,179	18,699,525

Oil & Gas 3.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	35,825	36,867,737
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	26,093	25,650,215
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(a)	2.112	09/16/21	20,440	19,741,773
Gtd. Notes	2.520	09/19/22	15,000	14,470,350
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,380,673
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000	08/15/22	3,400	3,256,771
Sr. Unsec’d. Notes	5.700	10/15/19	21,014	21,551,958
Continental Resources, Inc., Gtd. Notes(a)	4.500	04/15/23	19,019	19,300,154
Devon Energy Corp., Sr. Unsec’d. Notes	3.250	05/15/22	24,434	24,019,072

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	4.000%		07/15/21	10,941	$11,079,227
Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900		11/15/21	29,370	29,605,777
EOG Resources, Inc.,
Sr. Unsec’d. Notes	2.625		03/15/23	8,550	8,207,756
Sr. Unsec’d. Notes	4.100		02/01/21	3,390	3,456,369
Sr. Unsec’d. Notes	4.400		06/01/20	5,250	5,363,347
EQT Corp., Sr. Unsec’d. Notes	2.500		10/01/20	6,905	6,746,732
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.222		03/01/21	10,295	10,105,523
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	6.150		06/15/19	4,305	4,425,935
Sr. Unsec’d. Notes	7.250		12/15/19	15,291	16,136,268
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150		12/15/21	18,487	18,783,316
Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	2.919	(c)	02/26/21	7,120	7,131,063

					297,280,016

Oil & Gas Services 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773		12/15/22	21,720	21,070,559
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	2.350		12/21/18	12,920	12,894,660
Sr. Unsec’d. Notes, 144A	3.000		12/21/20	10,125	10,064,283

					44,029,502

Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	4.375		12/15/20	1,940	1,954,550
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800		08/01/19	1,879	1,950,324
WestRock Co., Gtd. Notes, 144A	3.750		03/15/25	10,190	9,990,023
WestRock RKT Co.,
Gtd. Notes	3.500		03/01/20	13,815	13,842,492
Gtd. Notes	4.450		03/01/19	12,675	12,802,038

					40,539,427

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals 7.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.000%	11/06/18	5,000	$4,985,213
Sr. Unsec’d. Notes	2.300	05/14/21	20,430	19,852,379
Sr. Unsec’d. Notes(a)	2.500	05/14/20	61,995	61,247,965
Allergan Funding SCS,
Gtd. Notes	2.450	06/15/19	6,530	6,498,365
Gtd. Notes	3.000	03/12/20	88,025	87,607,884
Gtd. Notes	3.450	03/15/22	16,180	15,920,922
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	15,838,883
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22	23,985	22,992,358
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125	06/01/21	5,000	4,806,459
Sr. Unsec’d. Notes	2.250	12/05/18	4,250	4,238,407
Sr. Unsec’d. Notes	2.800	07/20/20	69,833	69,173,621
Sr. Unsec’d. Notes(a)	3.700	03/09/23	63,085	62,765,090
Sr. Unsec’d. Notes	4.750	12/01/22	7,796	8,087,102
Eli Lilly & Co., Sr. Unsec’d. Notes	2.350	05/15/22	9,850	9,583,092
Express Scripts Holding Co.,
Gtd. Notes	3.050	11/30/22	14,900	14,363,242
Gtd. Notes	4.750	11/15/21	29,510	30,445,651
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.625	05/15/25	20,000	19,965,564
McKesson Corp., Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,706,280
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,120,565
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	4.125	09/15/20	2,000	2,026,685
Mylan NV,
Gtd. Notes(a)	2.500	06/07/19	7,156	7,123,423
Gtd. Notes	3.150	06/15/21	25,110	24,834,292
Mylan, Inc., Gtd. Notes	4.200	11/29/23	16,000	16,015,001
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900	09/23/19	17,540	17,264,389

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC, (cont’d.)
Gtd. Notes	2.400%	09/23/21	47,645	$45,613,609
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	56,780	52,665,558
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,492,599

				691,234,598

Pipelines 2.3%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,603,928
DCP Midstream Operating LP,
Gtd. Notes(a)	2.700	04/01/19	4,560	4,514,400
Gtd. Notes, 144A	5.350	03/15/20	16,500	16,809,375
Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	05/15/19	6,545	6,503,675
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,535,227
Enterprise Products Operating LLC,
Gtd. Notes	2.550	10/15/19	14,680	14,580,914
Gtd. Notes(a)	2.850	04/15/21	17,180	16,966,361
EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	7,695	7,682,602
Kinder Morgan Energy Partners LP,
Gtd. Notes	2.650	02/01/19	8,300	8,283,584
Gtd. Notes	3.950	09/01/22	10,000	9,998,684
Gtd. Notes	5.000	10/01/21	29,692	30,809,030
Gtd. Notes	6.500	04/01/20	5,000	5,255,000
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	3,500	3,619,833
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,830,722
Sr. Unsec’d. Notes	4.500	07/15/23	7,725	7,888,470
ONEOK Partners LP,
Gtd. Notes	3.200	09/15/18	9,185	9,190,454
Gtd. Notes	3.375	10/01/22	6,670	6,579,551
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,494,733
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	2.950	09/25/18	20,415	20,419,830

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	1,500	$1,434,162
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	7,142	7,138,215
Williams Partners LP,
Sr. Unsec’d. Notes(a)	3.600	03/15/22	12,775	12,712,560
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,598,857
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,422,035
Sr. Unsec’d. Notes	4.300	03/04/24	6,450	6,473,074
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	12,413,914

				230,759,190

Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	24,827,725

Real Estate Investment Trusts (REITs) 2.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,038,167
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,424,265
Gtd. Notes	4.100	10/01/24	2,000	1,974,703
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,579,573
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	34,913,965
Digital Realty Trust LP,
Gtd. Notes	2.750	02/01/23	10,050	9,572,657
Gtd. Notes	3.400	10/01/20	6,235	6,232,818
Gtd. Notes	5.875	02/01/20	20,020	20,712,775
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,303,107
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,106,388
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	12,762,321
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,607,197

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts LP, (cont’d.)
Sr. Unsec’d. Notes, Series D	3.750%	10/15/23	3,330	$3,263,770
Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,164,532
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	8,984,923
Simon Property Group LP, Sr. Unsec’d. Notes	2.200	02/01/19	12,200	12,156,279
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	23,313,534
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes	3.250	08/15/22	3,100	3,040,200
Gtd. Notes	4.750	06/01/21	875	901,308
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,377,611
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,458,172
Welltower, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/22	20,485	21,479,105
Sr. Unsec’d. Notes	6.125	04/15/20	5,930	6,206,081
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	7,607	7,993,319

				239,566,770

Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,157,258
Dollar Tree, Inc., Sr. Unsec’d. Notes	3.700	05/15/23	12,500	12,387,816
L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	9,890,625
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,653,365
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,192,883
Walmart, Inc., Sr. Unsec’d. Notes	3.400	06/26/23	9,220	9,288,623

				59,570,570

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Savings & Loans 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	12,000	$13,345,054

Semiconductors 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000	01/15/22	50,670	49,284,713
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,559,534
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,820,346
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	33,537,431
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875	09/01/22	10,000	9,825,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes	2.600	01/30/23	4,090	3,911,004
Sr. Unsec’d. Notes(a)	3.000	05/20/22	35,000	34,472,387

				147,410,415

Software 1.3%
CA, Inc.,
Sr. Unsec’d. Notes	2.875	08/15/18	7,865	7,866,295
Sr. Unsec’d. Notes	3.600	08/15/22	22,265	22,050,010
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,257,074
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	14,852,090
Sr. Unsec’d. Notes	3.625	10/15/20	12,110	12,186,357
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,064,947
Microsoft Corp., Sr. Unsec’d. Notes	2.875	02/06/24	13,930	13,637,486
Oracle Corp.,
Sr. Unsec’d. Notes	1.900	09/15/21	18,460	17,581,660
Sr. Unsec’d. Notes	2.375	01/15/19	7,340	7,339,103

				125,835,022

Telecommunications 3.4%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20	11,400	11,714,871

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450%	06/30/20	67,815	$66,789,375
Sr. Unsec’d. Notes(a)	3.000	06/30/22	7,185	6,975,171
Sr. Unsec’d. Notes(a)	3.600	02/17/23	9,700	9,556,551
Sr. Unsec’d. Notes(a)	3.800	03/15/22	14,195	14,219,212
Sr. Unsec’d. Notes(a)	3.800	03/01/24	33,900	33,246,239
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,818,584
Sr. Unsec’d. Notes	5.200	03/15/20	10,000	10,299,672
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19	6,800	6,780,343
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	20,839,446
Gtd. Notes, 144A	2.820	01/19/22	32,770	31,821,258
Orange SA (France),
Sr. Unsec’d. Notes	2.750	02/06/19	21,115	21,100,682
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	4,945,536
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	20,313	20,083,984
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	8,700	8,962,233
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	34,480	34,007,885
Sr. Unsec’d. Notes	4.600	04/01/21	16,900	17,469,924
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/16/24	12,910	12,799,673

				336,430,639

Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,417,598

Trucking & Leasing 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	2.500	06/15/19	11,175	11,113,188
Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,726,212
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,190,617

				30,030,017

TOTAL CORPORATE BONDS (cost $8,649,869,213)				8,502,573,084

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BOND 0.0%

Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $5,150,000)	3.163%	09/15/25	5,150	$5,102,775

SOVEREIGN BOND 0.1%
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A (cost $7,212,461)	3.875	04/23/23	7,260	7,254,715

U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Notes (cost $73,165)	2.750	05/31/23	73	73,091

			Shares
PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII 8.729%(a) (cost $3,342,000)			132,000	3,577,200

TOTAL LONG-TERM INVESTMENTS (cost $9,903,244,076)				9,749,164,297

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			97,919,351	97,919,351
PGIM Institutional Money Market Fund (cost $314,062,064; includes $313,461,921 of cash collateral for securities on loan)(b)(w)			314,075,883	314,107,291

TOTAL SHORT-TERM INVESTMENTS (cost $411,981,415)				412,026,642

TOTAL INVESTMENTS 102.4% (cost $10,315,225,491)				10,161,190,939
Liabilities in excess of other assets(z) (2.4)%				(237,306,923)

NET ASSETS 100.0%				$9,923,884,016

The following abbreviations are used in the semiannual report:

See Notes to Financial Statements.

40

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REITs—Real Estate Investment Trusts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $307,096,422; cash collateral of $313,461,921 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of June 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
6,332	2 Year U.S. Treasury Notes	Sep. 2018	$1,341,295,687	$2,814,806
7,552	5 Year U.S. Treasury Notes	Sep. 2018	858,037,000	3,607,973

				6,422,779

	Short Positions:
1,642	10 Year U.S. Treasury Notes	Sep. 2018	197,347,875	(855,044)
45	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	7,180,313	(199,882)

				(1,054,926)

				$5,367,853

Cash of $6,570,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$891,442,478	$—
Bank Loans	—	39,253,905	—
Commercial Mortgage-Backed Securities	—	299,887,049	—
Corporate Bonds	—	8,502,573,084	—
Municipal Bond	—	5,102,775	—
Sovereign Bond	—	7,254,715	—
U.S. Treasury Obligation	—	73,091	—
Preferred Stock	3,577,200	—	—
Affiliated Mutual Funds	412,026,642	—	—
Other Financial Instruments*
Futures Contracts	5,367,853	—	—

Total	$420,971,695	$9,745,587,097	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	23.0%
Collateralized Loan Obligations	9.0
Pharmaceuticals	7.0
Electric	5.8
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	4.2
Auto Manufacturers	4.0
Telecommunications	3.4
Chemicals	3.0
Commercial Mortgage-Backed Securities	3.0
Oil & Gas	3.0
Food	2.9
Insurance	2.8
Media	2.4
Real Estate Investment Trusts (REITs)	2.4
Biotechnology	2.3
Pipelines	2.3

Healthcare-Products	2.2%
Healthcare-Services	2.0
Semiconductors	1.5
Diversified Financial Services	1.4
Beverages	1.3
Software	1.3
Airlines	1.2
Commercial Services	1.1
Agriculture	1.0
Building Materials	0.8
Computers	0.8
Lodging	0.8
Household Products/Wares	0.6
Retail	0.6
Housewares	0.6
Aerospace & Defense	0.5
Electronics	0.5
Oil & Gas Services	0.4

See Notes to Financial Statements.

42

Industry Classification (cont’d.):

Packaging & Containers	0.4%
Technology	0.3
Trucking & Leasing	0.3
Home Builders	0.3
Hand/Machine Tools	0.3
Auto Parts & Equipment	0.3
Real Estate	0.3
Office/Business Equipment	0.2
Mining	0.2
Forest Products & Paper	0.1
Savings & Loans	0.1
Home Furnishings	0.1
Internet	0.1

Gas	0.1%
Transportation	0.1
Sovereign	0.1
Municipal	0.0 *
U.S. Treasury Obligation	0.0 *

102.4
Liabilities in excess of other assets	(2.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$6,422,779	*	Due from/to broker—variation margin futures	$1,054,926	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(31,716,177)

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of June 30, 2018

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$10,809,770

For the six months ended June 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,403,333,023	$198,200,011

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$307,096,422	$(307,096,422)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

44

Statement of Assets & Liabilities (unaudited)

as of June 30, 2018

Assets
Investments at value, including securities on loan of $307,096,422:
Unaffiliated investments (cost $9,903,244,076)	$9,749,164,297
Affiliated investments (cost $411,981,415)	412,026,642
Cash	291,227
Deposit with broker for futures	6,570,000
Dividends and interest receivable	79,132,926
Receivable for Fund shares sold	29,430,729
Receivable for investments sold	26,240,992
Tax reclaim receivable	405,128
Prepaid expenses	11,202

Total Assets	10,303,273,143

Liabilities
Payable to broker for collateral for securities on loan	313,461,921
Payable for Fund shares reacquired	30,012,660
Payable for investments purchased	25,003,667
Dividends payable	3,911,256
Management fee payable	3,280,005
Accrued expenses and other liabilities	2,093,447
Distribution fee payable	1,138,034
Due to broker—variation margin futures	386,064
Affiliated transfer agent fee payable	102,062
Shareholder servicing fee payable	11

Total Liabilities	379,389,127

Net Assets	$9,923,884,016

Net assets were comprised of:
Common stock, at par	$9,225,751
Paid-in capital in excess of par	10,516,054,333

10,525,280,084
Distributions in excess of net investment income	(19,159,827)
Accumulated net realized loss on investment transactions	(433,571,118)
Net unrealized depreciation on investments	(148,665,123)

Net assets, June 30, 2018	$9,923,884,016

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	45

Statement of Assets & Liabilities (unaudited)

as of June 30, 2018

Class A
Net asset value and redemption price per share ($1,268,777,214 ÷ 118,187,337 shares of common stock issued and outstanding)	$10.74
Maximum sales charge (3.25% of offering price)	0.36

Maximum offering price to public	$11.10

Class B
Net asset value, offering price and redemption price per share
($4,493,759 ÷ 418,660 shares of common stock issued and outstanding)	$10.73

Class C
Net asset value, offering price and redemption price per share
($964,916,356 ÷ 89,875,414 shares of common stock issued and outstanding)	$10.74

Class R
Net asset value, offering price and redemption price per share
($155,939,573 ÷ 14,524,936 shares of common stock issued and outstanding)	$10.74

Class Z
Net asset value, offering price and redemption price per share
($6,374,299,843 ÷ 592,292,812 shares of common stock issued and outstanding)	$10.76

Class R2
Net asset value, offering price and redemption price per share
($9,923 ÷ 921 shares of common stock issued and outstanding)	$10.77

Class R4
Net asset value, offering price and redemption price per share
($14,933 ÷ 1,386 shares of common stock issued and outstanding)	$10.77

Class R6
Net asset value, offering price and redemption price per share
($1,155,432,415 ÷ 107,273,628 shares of common stock issued and outstanding)	$10.77

See Notes to Financial Statements.

46

Statement of Operations (unaudited)

Six Months Ended June 30, 2018

Net Investment Income (Loss)
Income
Interest income (net of $196,886 foreign withholding tax)	$146,340,748
Affiliated dividend income	1,616,732
Income from securities lending, net (including affiliated income of $243,378)	325,449
Unaffiliated dividend income	132,471

Total income	148,415,400

Expenses
Management fee	20,382,488
Distribution fee(a)	7,488,111
Shareholder servicing fee(a)	11
Transfer agent’s fees and expenses (including affiliated expense of $296,969)(a)	5,071,787
Custodian and accounting fees	315,913
Registration fees(a)	238,894
Shareholders’ reports	202,104
Directors’ fees	95,172
Legal fees and expenses	43,947
Audit fee	20,876
Miscellaneous	85,002

Total expenses	33,944,305
Less: Fee waiver and/or expense reimbursement(a)	(17,366)
Distribution fee waiver(a)	(200,192)

Net expenses	33,726,747

Net investment income (loss)	114,688,653

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,122)	(5,873,580)
Futures transactions	(31,716,177)

(37,589,757)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $49,237)	(160,548,798)
Futures	10,809,770

(149,739,028)

Net gain (loss) on investment transactions	(187,328,785)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(72,640,132)

(a)	Class specific expenses and waivers were as follows:

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	47

Statement of Operations (unaudited)

Six Months Ended June 30, 2018

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,649,466	34,871	5,203,176	600,585	—	13	—	—
Shareholder servicing fee	—	—	—	—	—	5	6	—
Transfer agent’s fees and expenses	790,422	9,702	441,699	151,707	3,675,196	768	768	1,525
Registration fees	48,153	11,943	22,018	11,866	76,382	7,923	7,923	52,686
Fee waiver and/or expense reimbursement	—	—	—	—	—	(8,683)	(8,683)	—
Distribution fee waiver	—	—	—	(200,192)	—	—	—	—

See Notes to Financial Statements.

48

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,688,653	$205,965,688
Net realized gain (loss) on investment transactions	(37,589,757)	(4,224,012)
Net change in unrealized appreciation (depreciation) on investments	(149,739,028)	(2,855,777)

Net increase (decrease) in net assets resulting from operations	(72,640,132)	198,885,899

Dividends from net investment income
Class A	(16,476,325)	(34,507,939)
Class B	(42,745)	(251,177)
Class C	(9,265,195)	(21,970,146)
Class R	(1,737,512)	(3,726,181)
Class Z	(90,976,672)	(180,796,057)
Class R2	(117)	(3)
Class R4	(131)	(3)
Class R6	(15,499,025)	(20,970,461)

	(133,997,722)	(262,221,967)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,752,775,306	4,164,152,396
Net asset value of shares issued in reinvestment of dividends and distributions	107,591,898	204,396,947
Cost of shares reacquired	(2,230,307,117)	(4,105,610,345)

Net increase (decrease) in net assets from Fund share transactions	(369,939,913)	262,938,998

Total increase (decrease)	(576,577,767)	199,602,930

Net Assets:
Beginning of period	10,500,461,783	10,300,858,853

End of period(a)	$9,923,884,016	$10,500,461,783

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(19,159,827)	$149,242

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	49

Notes to Financial Statements (unaudited)

Prudential Corporate Short-Term Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act), as an open-end management investment company. The Company was established as a corporation under Maryland law on June 11, 2018. Prior to June 11, 2018, the Company did not include any series. Effective as of June 11, 2018, the Company established the PGIM Short-Term Corporate Bond Fund (the ”Fund“) as a series of the Company. Also effective as of June 11, 2018, the Fund’s Class Q shares were re-named as Class R6 shares.

The Fund’s investment objective is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

50

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

PGIM Short-Term Corporate Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

52

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is

PGIM Short-Term Corporate Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

54

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets up to $10 billion; and 0.39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any fee waivers and/or expense reimbursements was 0.40% for the six months ended June 30, 2018.

PGIM Investments has contractually agreed, through April 30, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual Fund operating expenses to exceed 0.92% of average daily net assets for Class R2 shares or 0.67% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.40% for the six months ended June 30, 2018.

PGIM Short-Term Corporate Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

The Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS contractually agreed through April 30, 2019 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $377,004 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2018, it received $18,759, $4,090 and $56,377 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

56

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended June 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended June 30, 2018, PGIM, Inc. was compensated $74,880 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were $1,455,108,959 and $1,808,307,862, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$130,597,952	$1,098,285,968	$1,130,964,569	$—	$—	$97,919,351	97,919,351	$1,616,732
PGIM Institutional Money Market Fund	154,070,733	889,287,761	729,303,562	49,237	3,122	314,107,291	314,075,883	243,378	**

	$284,668,685	$1,987,573,729	$1,860,268,131	$49,237	$3,122	$412,026,642		$1,860,110

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

PGIM Short-Term Corporate Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2018 were as follows:

Tax Basis	$10,392,157,716

Gross Unrealized Appreciation	17,255,425
Gross Unrealized Depreciation	(242,854,349)

Net Unrealized Depreciation	$(225,598,924)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$254,183,000

Pre-Enactment Losses:
Expires 2018	$1,604,000

The Fund elected to treat post-October capital losses of approximately $21,841,000 as having been incurred in the following fiscal year (December 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%.

58

Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 3 billion shares of common stock, $0.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T, Class R2, Class R4 and Class R6 common stock, each of which consists of 350 million, 5 million, 300 million, 75 million, 1,675 million, 170 million, 75 million, 75 million and 275 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of June 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 921 Class R2 shares, 922 Class R4 shares and 60,033 Class R6 shares of the Fund. At reporting period end, seven shareholders of record held 76% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended June 30, 2018:
Shares sold	19,313,333	$208,807,921
Shares issued in reinvestment of dividends and distributions	1,423,152	15,364,393
Shares reacquired	(26,558,508)	(286,919,665)

Net increase (decrease) in shares outstanding before conversion	(5,822,023)	(62,747,351)
Shares issued upon conversion from other share class(es)	1,187,096	12,818,278
Shares reacquired upon conversion into other share class(es)	(2,605,760)	(28,181,333)

Net increase (decrease) in shares outstanding	(7,240,687)	$(78,110,406)

Year ended December 31, 2017:
Shares sold	46,390,024	$512,177,198
Shares issued in reinvestment of dividends and distributions	2,808,090	30,985,777
Shares reacquired	(39,068,524)	(430,665,081)

Net increase (decrease) in shares outstanding before conversion	10,129,590	112,497,894
Shares issued upon conversion from other share class(es)	2,638,903	29,132,544
Shares reacquired upon conversion into other share class(es)	(56,319,907)	(621,999,879)

Net increase (decrease) in shares outstanding	(43,551,414)	$(480,369,441)

PGIM Short-Term Corporate Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Period ended June 30, 2018:
Shares sold	10,782	$116,434
Shares issued in reinvestment of dividends and distributions	3,420	36,954
Shares reacquired	(154,371)	(1,672,772)

Net increase (decrease) in shares outstanding before conversion	(140,169)	(1,519,384)
Shares reacquired upon conversion into other share class(es)	(292,757)	(3,156,846)

Net increase (decrease) in shares outstanding	(432,926)	$(4,676,230)

Year ended December 31, 2017:
Shares sold	89,101	$984,921
Shares issued in reinvestment of dividends and distributions	20,264	223,771
Shares reacquired	(470,237)	(5,188,522)

Net increase (decrease) in shares outstanding before conversion	(360,872)	(3,979,830)
Shares reacquired upon conversion into other share class(es)	(606,628)	(6,693,033)

Net increase (decrease) in shares outstanding	(967,500)	$(10,672,863)

Class C
Period ended June 30, 2018:
Shares sold	2,566,243	$27,774,825
Shares issued in reinvestment of dividends and distributions	721,539	7,790,211
Shares reacquired	(15,550,270)	(168,065,879)

Net increase (decrease) in shares outstanding before conversion	(12,262,488)	(132,500,843)
Shares reacquired upon conversion into other share class(es)	(1,821,320)	(19,659,465)

Net increase (decrease) in shares outstanding	(14,083,808)	$(152,160,308)

Year ended December 31, 2017:
Shares sold	10,767,235	$118,872,275
Shares issued in reinvestment of dividends and distributions	1,620,697	17,886,404
Shares reacquired	(32,203,096)	(355,415,596)

Net increase (decrease) in shares outstanding before conversion	(19,815,164)	(218,656,917)
Shares issued upon conversion from other share class(es)	3	37
Shares reacquired upon conversion into other share class(es)	(7,535,663)	(83,241,220)

Net increase (decrease) in shares outstanding	(27,350,824)	$(301,898,100)

Class R
Period ended June 30, 2018:
Shares sold	851,304	$9,210,319
Shares issued in reinvestment of dividends and distributions	155,706	1,681,066
Shares reacquired	(1,789,655)	(19,335,081)

Net increase (decrease) in shares outstanding	(782,645)	$(8,443,696)

Year ended December 31, 2017:
Shares sold	2,649,121	$29,248,138
Shares issued in reinvestment of dividends and distributions	323,647	3,572,085
Shares reacquired	(3,520,182)	(38,845,116)

Net increase (decrease) in shares outstanding before conversion	(547,414)	(6,024,893)
Shares reacquired upon conversion into other share class(es)	(3,187)	(35,350)

Net increase (decrease) in shares outstanding	(550,601)	$(6,060,243)

60

Class Z	Shares	Amount
Period ended June 30, 2018:
Shares sold	115,055,817	$1,248,551,580
Shares issued in reinvestment of dividends and distributions	6,206,228	67,137,091
Shares reacquired	(149,651,808)	(1,621,399,657)

Net increase (decrease) in shares outstanding before conversion	(28,389,763)	(305,710,986)
Shares issued upon conversion from other share class(es)	4,104,447	44,471,069
Shares reacquired upon conversion into other share class(es)	(2,012,007)	(21,727,726)

Net increase (decrease) in shares outstanding	(26,297,323)	$(282,967,643)

Year ended December 31, 2017:
Shares sold	254,707,470	$2,818,570,036
Shares issued in reinvestment of dividends and distributions	11,818,323	130,763,718
Shares reacquired	(282,704,132)	(3,125,582,309)

Net increase (decrease) in shares outstanding before conversion	(16,178,339)	(176,248,555)
Shares issued upon conversion from other share class(es)	63,311,060	700,419,036
Shares reacquired upon conversion into other share class(es)	(33,788,806)	(373,394,779)

Net increase (decrease) in shares outstanding	13,343,915	$150,775,702

Class R2
Period ended June 30, 2018:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	11	118

Net increase (decrease) in shares outstanding	11	$118

Period ended December 31, 2017*:
Shares sold	910	$10,000
Shares issued in reinvestment of dividends and distributions	—	3

Net increase (decrease) in shares outstanding	910	$10,003

Class R4
Period ended June 30, 2018:
Shares sold	464	$5,000
Shares issued in reinvestment of dividends and distributions	12	132

Net increase (decrease) in shares outstanding	476	$5,132

Period ended December 31, 2017*:
Shares sold	910	$10,000
Shares issued in reinvestment of dividends and distributions	—	3

Net increase (decrease) in shares outstanding	910	$10,003

PGIM Short-Term Corporate Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Period ended June 30, 2018:
Shares sold	23,813,185	$258,309,227
Shares issued in reinvestment of dividends and distributions	1,439,372	15,581,933
Shares reacquired	(12,266,931)	(132,914,063)

Net increase (decrease) in shares outstanding before conversion	12,985,626	140,977,097
Shares issued upon conversion from other share class(es)	1,453,832	15,685,728
Shares reacquired upon conversion into other share class(es)	(23,054)	(249,705)

Net increase (decrease) in shares outstanding	14,416,404	$156,413,120

Year ended December 31, 2017:
Shares sold	61,783,408	$684,279,828
Shares issued in reinvestment of dividends and distributions	1,893,678	20,965,186
Shares reacquired	(13,540,010)	(149,913,721)

Net increase (decrease) in shares outstanding before conversion	50,137,076	555,331,293
Shares issued upon conversion from other share class(es)	32,201,749	356,149,590
Shares reacquired upon conversion into other share class(es)	(30,449)	(336,946)

Net increase (decrease) in shares outstanding	82,308,376	$911,143,937

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended June 30, 2018.

62

8. Other Risks

The Fund’s risks include, but are not limited to, the following:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be

PGIM Short-Term Corporate Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund have unsettled or open transactions defaults.

64

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.95		$11.01	$11.00	$11.19	$11.33	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.19	0.19	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.19)		-	0.08	(0.10)	(0.04)	(0.12)
Total from investment operations	(0.08)		0.21	0.27	0.09	0.16	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.28)	(0.30)	(0.33)
Net asset value, end of period	$10.74		$10.95	$11.01	$11.00	$11.19	$11.33
Total Return(b):	(0.69)%		1.91%	2.50%	0.81%	1.42%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,268,777		$1,373,562	$1,861,163	$1,801,167	$2,194,768	$2,791,686
Average net assets (000)	$1,330,511		$1,413,981	$1,751,490	$1,984,349	$2,686,658	$2,717,633
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.79%	(e)	0.78%	0.77%	0.77%	0.78%	0.76%
Expenses before waivers and/or expense reimbursement	0.79%	(e)	0.78%	0.77%	0.78%	0.83%	0.81%
Net investment income (loss)	2.12%	(e)	1.90%	1.72%	1.73%	1.79%	1.91%
Portfolio turnover rate	23%	(f)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to ..25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	65

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.95		$11.01	$11.00	$11.19	$11.33	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.11	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.20)		-	0.08	(0.10)	(0.04)	(0.11)
Total from investment operations	(0.15)		0.12	0.19	0.01	0.08	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.18)	(0.18)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$10.73		$10.95	$11.01	$11.00	$11.19	$11.33
Total Return(b):	(1.41)%		1.08%	1.73%	0.06%	0.66%	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,494		$9,327	$20,035	$28,396	$41,808	$57,649
Average net assets (000)	$7,032		$15,507	$25,008	$34,875	$51,023	$59,969
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(d)	1.57%	1.52%	1.52%	1.53%	1.51%
Expenses before waivers and/or expense reimbursement	2.03%	(d)	1.57%	1.52%	1.52%	1.53%	1.51%
Net investment income (loss)	0.85%	(d)	1.10%	0.98%	0.99%	1.04%	1.16%
Portfolio turnover rate	23%	(e)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.95		$11.01	$11.00	$11.19	$11.33	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.11	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.19)		-	0.08	(0.10)	(0.04)	(0.11)
Total from investment operations	(0.11)		0.13	0.19	0.01	0.08	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.19)	(0.18)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$10.74		$10.95	$11.01	$11.00	$11.19	$11.33
Total Return(b):	(1.04)%		1.16%	1.73%	0.06%	0.67%	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$964,916		$1,138,547	$1,446,238	$1,535,414	$1,744,748	$1,970,167
Average net assets (000)	$1,049,258		$1,298,103	$1,536,399	$1,632,383	$1,861,288	$2,123,254
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50%	(d)	1.52%	1.52%	1.52%	1.53%	1.51%
Expenses before waivers and/or expense reimbursement	1.50%	(d)	1.52%	1.52%	1.52%	1.53%	1.51%
Net investment income (loss)	1.40%	(d)	1.16%	0.98%	0.99%	1.04%	1.16%
Portfolio turnover rate	23%	(e)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	67

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.95		$11.01	$11.00	$11.19	$11.33	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.16	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.19)		-	0.09	(0.11)	(0.04)	(0.12)
Total from investment operations	(0.09)		0.18	0.25	0.06	0.13	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.24)	(0.25)	(0.27)	(0.30)
Net asset value, end of period	$10.74		$10.95	$11.01	$11.00	$11.19	$11.33
Total Return(b):	(0.85)%		1.63%	2.24%	0.57%	1.17%	0.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$155,940		$167,645	$174,661	$157,207	$142,496	$111,181
Average net assets (000)	$161,484		$172,119	$167,164	$149,553	$129,408	$78,272
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12%	(d)	1.05%	1.02%	1.02%	1.03%	1.01%
Expenses before waivers and/or expense reimbursement	1.37%	(d)	1.30%	1.27%	1.27%	1.28%	1.26%
Net investment income (loss)	1.79%	(d)	1.62%	1.48%	1.48%	1.54%	1.67%
Portfolio turnover rate	23%	(e)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.98		$11.04	$11.03	$11.22	$11.36	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.20)		-	0.08	(0.10)	(0.04)	(0.12)
Total from investment operations	(0.07)		0.24	0.30	0.12	0.19	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.29)	(0.31)	(0.33)	(0.36)
Net asset value, end of period	$10.76		$10.98	$11.04	$11.03	$11.22	$11.36
Total Return(b):	(0.64)%		2.17%	2.76%	1.07%	1.68%	1.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,374,300		$6,791,114	$6,682,219	$5,281,386	$5,288,222	$4,310,734
Average net assets (000)	$6,646,752		$6,712,127	$6,041,649	$5,313,632	$4,823,460	$4,440,951
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53%	(d)	0.53%	0.52%	0.52%	0.53%	0.51%
Expenses before waivers and/or expense reimbursement	0.53%	(d)	0.53%	0.52%	0.52%	0.53%	0.51%
Net investment income (loss)	2.38%	(d)	2.15%	1.98%	1.99%	2.04%	2.16%
Portfolio turnover rate	23%	(e)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	69

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended June 30, 2018		December 27, 2017(a) through December 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.99		$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.11		-	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.20)		-	(c)
Total from investment operations	(0.09)		-
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-	(c)
Net asset value, end of period	$10.77		$10.99
Total Return(d):	(0.83)%		0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.92%	(f)	0.91%	(f)
Expenses before waivers and/or expense reimbursement	177.49%	(f)	174.19%	(f)
Net investment income (loss)	2.00%	(f)	1.82%	(f)
Portfolio turnover rate	23%	(g)	50%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

70

Class R4 Shares
	Six Months Ended June 30, 2018		December 27, 2017(a) through December 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.99		$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		-	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.20)		-	(c)
Total from investment operations	(0.08)		-
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		-	(c)
Net asset value, end of period	$10.77		$10.99
Total Return(d):	(0.69)%		0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$10
Average net assets (000)	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.67%	(f)	0.66%	(f)
Expenses before waivers and/or expense reimbursement	176.16%	(f)	173.93%	(f)
Net investment income (loss)	2.27%	(f)	2.08%	(f)
Portfolio turnover rate	23%	(g)	50%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	71

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.99		$11.05	$11.04	$11.23	$11.36	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	0.23	0.23	0.24	0.26
Net realized and unrealized gain (loss) on investment transactions	(0.20)		-	0.08	(0.10)	(0.02)	(0.12)
Total from investment operations	(0.07)		0.25	0.31	0.13	0.22	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.30)	(0.32)	(0.35)	(0.37)
Net asset value, end of period	$10.77		$10.99	$11.05	$11.04	$11.23	$11.36
Total Return(b):	(0.59)%		2.30%	2.85%	1.17%	1.94%	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,155,432		$1,020,248	$116,543	$90,807	$89,604	$80,059
Average net assets (000)	$1,087,850		$741,165	$143,488	$89,233	$43,439	$68,760
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	(d)	0.42%	0.42%	0.42%	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	0.43%	(d)	0.42%	0.42%	0.42%	0.43%	0.42%
Net investment income (loss)	2.49%	(d)	2.27%	2.08%	2.08%	2.14%	2.25%
Portfolio turnover rate	23%	(e)	50%	51%	49%	54%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

72

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc., on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, Inc. which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments

Visit our website at pgiminvestments.com

and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the annual fund operating expenses to exceed 0.92% for Class R2 shares and 0.67% for Class R4 shares through April 30, 2020.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short-Term Corporate Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT-TERM CORPORATE BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX	PIFEX	PIFGX	PSTQX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508	74441R805	74441R888	74441R607

*Formerly known as Class Q shares.

MF140E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:          Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 14, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2018